Debt Obligations	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt Obligations
Debt Obligations
Credit facility
As of December 31, 2012, the total leverage ratio test, one of the primary financial covenants that we were required to maintain under our credit facility, was limited to a maximum of 4.50 times. At December 31, 2012, our total indebtedness was approximately $130.9 million, which caused our total leverage to EBITDA ratio to be approximately 5.70-to-1. As a result, on December 26, 2012, the Partnership entered into the Third Amendment and Waiver to Credit Agreement, dated as of December 26, 2012 (the “Third Amendment”). The Third Amendment provided for a waiver of the Partnership's compliance with the Consolidated Total Leverage Ratio with respect to the quarter ending December 31, 2012 and for one month thereafter. The Third Amendment also required the Partnership to provide certain financial and operating information of the Partnership on a monthly basis for 2013 and for any month after 2013 in which the Consolidated Total Leverage Ratio of the Partnership is in excess of 4.00 to 1.00. The remaining material terms and conditions of the senior secured revolving credit facility, including pricing, maturity and covenants, remained unchanged by the Third Amendment.
On January 24, 2013, the Partnership entered into the second waiver to the credit facility that extended the waiver period with respect to the Consolidated Total Leverage Ratio to March 31, 2013 (and subsequently extended to April 16, 2013). Additional covenants during the waiver period included i) total outstanding borrowings under the credit facility shall not exceed $150.0 million; ii) restrictions on certain acquisitions; iii) an increase to the Eurodollar Rate by 0.50%; iv) additional fees of 0.125% of the principal amount on each of February 28, 2013 and March 31, 2013; and v) execution of a compliance certificate.
We were in compliance with the Consolidated Total Leverage Covenant Ratio test, which was 4.62, under our credit facility as of June 30, 2013, in accordance with the leverage covenants as modified in the Fourth Amendment to the credit facility executed on April 15, 2013. As of June 30, 2013, we had approximately $126.3 million of outstanding borrowings and approximately $34.6 million of available borrowing capacity as a result of the reduction of our borrowing capacity to a total of $175 million as described herein.
See Note 19 "Liquidity" for further updates to our liquidity and long-term debt.
Other debt
Other debt represents insurance premium financing in the original amounts of $3.3 million bearing interest at between 3.22% and 4.00% per annum, which is repayable in equal monthly installments of approximately $0.4 million through the fourth quarter of 2013.
Blackwater debt
As a result of the Merger, all outstanding debt held by Blackwater was settled in full upon closing the transaction. However, the Merger of Blackwater represents a transaction between entities under common control and a change in reporting entity. Transfers of net assets or exchanges of shares between entities under common control are accounted for as if the transfer occurred at the beginning of the period, or the date when common control was established, whichever is later. As such, long-term debt of Blackwater held as of June 30, 2013 is included herein and consists of notes and loans with counterparties as well as a loan with an affiliate of ArcLight Capital Partners, LLC.
Our outstanding borrowings under debt at June 30, 2013 and December 31, 2012, respectively, were as follows (in thousands):

	June 30, 2013	December 31, 2012
Revolving loan facility	$123,660	$128,285
Other debt	1,250	—
Loans associated with Blackwater:
Note, prime plus 1.5% interest, issued October 2010 and due September 2014	1,467	—
Term loan, 4.5% interest, issued February 2012 and due August 2017	1,173	—
Term loan, JPM prime rate interest, issued June 2012 and due May 2018	2,610	—
Term loan, JPM prime rate interest, issued March 2013 and due September 2018	1,295	—
Convertible promissory note with affiliate, 10% interest, issued October 2012 and due October 2013	20,000	—
Total debt	151,455	128,285
Less: current portion of loans to affiliate	3,433	—
Less: current portion of long-term debt	20,000	—
Total debt net of current portion	$128,022	$128,285

At June 30, 2013 and December 31, 2012, letters of credit outstanding under the credit facility were $2.6 million.
In connection with our credit facility and amendments thereto, we incurred $5.8 million in debt issuance costs that are being amortized on a straight-line basis over the term of the credit facility.